Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives, Using the Straight-Line Method	12 Months Ended
Dec. 31, 2023
Leasehold improvements [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives, Using the Straight-Line Method [Line Items]
Estimated useful lives	5 years
Furniture and fittings [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives, Using the Straight-Line Method [Line Items]
Estimated useful lives	5 years
Office equipment and software [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives, Using the Straight-Line Method [Line Items]
Estimated useful lives	5 years
Motor vehicles [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives, Using the Straight-Line Method [Line Items]
Estimated useful lives	10 years
Building [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives, Using the Straight-Line Method [Line Items]
Estimated useful lives	20 years
Other [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives, Using the Straight-Line Method [Line Items]
Estimated useful lives	5 years